Changes in capital accounts, textuals 2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Issuance of common stock, net of issuance costs	$ 12,356	$ 53,901	$ 121,492
Rights exercised	0	0
[AtmProgramMember]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds	40,000
Issuance of common stock, net of issuance costs, shares	2,859,603
Issuance of common stock, net of issuance costs	$ 12,356